Shareholder Report, Holdings (Details)_6	Jun. 30, 2024
Class A | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R-6 | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R-6 | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R-6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%